Discontinued Operations (Tables)	6 Months Ended
Mar. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The aggregated financial results of the discontinued business are set forth below:

	For the six months ended March 31,
	2025	2024
Revenues	$1,040,213	$2,297,121
Cost of revenues	785,968	1,419,573
Gross income	254,245	877,548
Operating expenses	630,635	1,350,432
Income (loss) from operations	(376,390)	(472,884)
Other expenses (income), net	1,411,745	(189,621)
Income (loss) before income taxes	1,035,355	(662,505)
Income taxes provision	-	32,542
Income (loss) from discontinued operations, net of tax	$1,035,355	$(695,047)

Assets and liabilities of the discontinued operations:

	March 31, 2025	September 30, 2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$156,302	$102,602
Accounts receivable - related parties	1,451	-
Contract assets	536,209	563,583
Inventories	254,278	297,346
Prepayments and other current assets	1,288,554	629,424
TOTAL CURRENT ASSETS	2,236,794	1,592,955
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net	59,455	82,276
Operating lease right-of-use assets, net	136,309	287,788
Prepayments and other non-current assets	1,022,004	1,133,955
TOTAL NON-CURRENT ASSETS	1,217,768	1,504,019
TOTAL ASSETS	$3,454,562	$3,096,974
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short-term bank loans	$916,808	$-
Accounts payable	1,076,490	1,124,362
Deferred revenue	1,312,094	1,416,780
Accrued expenses and other liabilities	602,365	581,361
Refund liabilities	278,004	235,169
Loan from third parties	428,066	447,914
Operating lease liabilities-current	64,068	132,592
Taxes payable	1,292,493	2,799,614
TOTAL CURRENT LIABILITIES	5,970,388	6,737,792

NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	61,887	148,191
Due to a related party	1,349,793	491,721
Long-term loan from third party	149,625	68,275
TOTAL NON-CURRENT LIABILITIES	1,561,305	708,187
TOTAL LIABILITIES	$7,531,693	$7,445,979